UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-HR

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended March 31, 2000
                                                    ----------------------------

Check here if Amendment |_|: |_| Amendment Number: ______
     This Amendment (Check only one):   |_| is a restatement
                                        |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Cambridge Investments, Ltd.
               -----------------------------------
Address:       600 Montgomery Street
               -----------------------------------
               San Francisco, California 94111
               -----------------------------------

Form 13F File Number 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Courtney Tozzi
Title:  Vice President
Phone:  (415) 781-0866

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi          San Francisco, California         May 5, 2000
---------------------       -------------------------         -----------
    [Signature]                    [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in tihs report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                             --------------
Form 13F Information Table Entry Total:           13
                                             --------------

Form 13F Information Table Value Total:       $545,638,317
                                             --------------
                                             (thousands)


List of Other Included Managers:


None

                           Form 13F INFORMATION TABLE


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    COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
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                                              VALUE        SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF     CUSIP     (x$1000)     PRN AMT    PRN    CALL  DISCRETION  MANAGERS  SOLE        SHA     NONE
                         CLASS                                                                                       RED
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

BJ SVCS CO             COMMON     055482103  75,729.854    1,025,108   SH             SOLE                1,025,108
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COOPER CAMERON CORP    COMMON     216640102  22,788.659    340,765     SH             SOLE                  340,765
------------------------------------------------------------------------------------------------------------------------------------

ENSCO INTL INC         COMMON     26874Q100  87,263.550    2,415,600   SH             SOLE                2,415,600
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL MARINE INC      COMMON     379352404  18,840.938    742,500     SH             SOLE                  742,500
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON CO         COMMON     406216101  34,947.655    849,791     SH             SOLE                  849,791
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NABORS INDS INC        COMMON     629568106  84,660.775    2,181,276   SH             SOLE                2,181,276
------------------------------------------------------------------------------------------------------------------------------------

NOBLE DRILLING CORP    COMMON     655042109  47,258.567    1,142,201   SH             SOLE                1,142,201
------------------------------------------------------------------------------------------------------------------------------------

R & B FALCON CORP      COMMON     74912E101  41,082.300    2,086,720   SH             SOLE                2,086,720
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ROWAN COS INC          COMMON     779382100  39,035.008    1,326,030   SH             SOLE                1,326,030
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SCHLUMBERGER LTD       COMMON     806857108  49,335.309    644,906     SH             SOLE                  644,906
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SMITH INTL INC         COMMON     832110100  12,117.435    156,354     SH             SOLE                  156,354
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USX MARATHON GROUP     COMMON     902905827  22,294.931    855,441     SH             SOLE                  855,441
------------------------------------------------------------------------------------------------------------------------------------

SANTA FE INTL CORP     COMMON     G7805C108  10,283.336    277,928     SH             SOLE                  277,928
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